Cover			3 Months Ended
	May 26, 2021	Jan. 11, 2021	Mar. 31, 2021
Cover [Abstract]
Document Type			8-K
Document Period End Date			May 26, 2021
Entity Registrant Name			XPEL, INC.
Amendment Flag		false
Entity Central Index Key		0001767258
Entity Address, Address Line One			618 W. Sunset Road
Entity Address, State or Province			TX
Entity Address, City or Town			San Antonio
Soliciting Material		false
City Area Code			(210)
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security			Common Stock, par value $0.001 per share
Trading Symbol			XPEL
Security Exchange Name			NASDAQ
Entity Ex Transition Period			true
Entity Emerging Growth Company			true
Entity File Number			001-38858
Entity Tax Identification Number			20-1117381
Entity Address, Postal Zip Code	78216
Written Communications		false
Local Phone Number			678-3700
Entity Incorporation, State or Country Code			NV